Current Taxes and Deferred Taxes - Reconciliation of effective tax rate (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014
Tax rate %
Income tax calculated on net income before tax (as a percent)	27.00%	25.50%	25.50%	24.00%	22.50%	21.00%
Subordinated Debt Payment (as a percent)		(5.67%)	(5.67%)	(5.05%)	(4.57%)
Additions or deductions (as a percent)		(2.88%)	(2.88%)	(3.90%)	(3.91%)
Tax from previous years (as a percent)		(0.20%)	(0.20%)	0.15%	(0.27%)
Effect of changes in tax rate (as a percent)		(0.83%)	(0.83%)	(1.36%)	(2.63%)
Other (as a percent)		0.87%	0.87%	1.00%	0.77%
Effective rate and income tax expense (as a percent)		16.79%	16.79%	14.84%	11.89%
Credit to Income for tax rate change
Income tax calculated on net income before tax			$ 175,298	$ 162,063	$ 155,751
Subordinated Debt Payment			(38,997)	(34,092)	(31,638)
Additions or deductions			(19,794)	(26,332)	(27,032)
Tax from previous years			(1,401)	1,030	(1,851)
Effect of changes in tax rate			(5,729)	(9,158)	(18,234)
Other			5,984	6,701	5,325
Total tax expense (income)		$ 187,448	$ 115,361	$ 100,212	$ 82,321
First category tax percentage		65	65
Non-deductible expenses tax rate		40.00%	40.00%	35.00%